Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel. +1.202.739.3000

Fax: +1.202.739.3001

www.morganlewis.com

Keith E. Gottfried

Partner

+1.202.739.5947

kgottfried@morganlewis.com

May 20, 2015

VIA EDGAR AS COVER CORRESP

Ms. Christina Chalk, Esq.

Senior Special Counsel

United States Securities and Exchange Commission

Division of Corporate Finance

Office of Mergers and Acquisitions

100 F Street, N.E.

Washington, D.C. 20549

Re:	Perry Ellis International, Inc.

Preliminary Proxy Statement on Schedule 14A

Filed as PREC14A on May 20, 2015

File No. 000-21764

Ladies and Gentlemen:

On behalf of our client, Perry Ellis International, Inc., a Florida corporation (“Perry Ellis”), and pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Perry Ellis is hereby filing with the Securities and Exchange Commission (the “SEC” or the “Commission”), its Preliminary Proxy Statement on Schedule 14A and the related form of proxy card (collectively, the “Perry Ellis Proxy Materials”). The Perry Ellis Proxy Materials have been filed with the SEC using EDGAR tag PREC14A. All capitalized terms used and not otherwise defined herein have the meanings ascribed to such terms in the Perry Ellis Proxy Materials.

The Perry Ellis Proxy Materials will be furnished to Perry Ellis’ shareholders in connection with the solicitation by Perry Ellis of proxies therefrom to be used at the 2015 Annual Meeting of Shareholders of Perry Ellis scheduled to be held on July 17, 2015 and at any and all adjournments, postponements or reschedulings thereof (the “2015 Annual Meeting”). At the 2015 Annual Meeting shareholders will be asked to consider and vote upon, among other matters, the election of three nominees (the “Perry Ellis Nominees”) recommended by the Board of Directors of Perry Ellis (the “Perry Ellis Board”). Each of the Perry Ellis Nominees has consented to serve as such, to being named in the Perry Ellis Proxy Materials and to serve as a director of Perry Ellis if elected.

In addition to the election of directors to the Perry Ellis Board at the 2015 Annual Meeting, the other items of business intended to be presented at the 2015 Annual Meeting include the following: (i) the

Almaty  Astana  Beijing  Boston  Brussels  Chicago  Dallas  Dubai   Frankfurt  Harrisburg  Hartford  Houston  London  Los Angeles  Miami  Moscow

New York  Orange County  Paris  Philadelphia  Pittsburgh  Princeton  San Francisco  Santa Monica  Silicon Valley  Tokyo  Washington  Wilmington

United States Securities and Exchange Commission

Division of Corporate Finance

Office of Mergers and Acquisitions

May 20, 2015

approval, on an advisory basis, of the compensation of the Company’s named executive officers for the fiscal year ended January 31, 2015; (ii) the approval of the Company’s Long-Term Incentive Plan, which is an amendment and restatement of the Company’s 2005 Long-Term Incentive Compensation Plan, as amended and restated; (iii) the ratification of the Audit Committee’s appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending January 30, 2016; (iv) a non-binding shareholder proposal regarding the classification of directors; and (v) a non-binding shareholder proposal to amend the Company’s bylaws to require that the Company adopt a policy that its Chairman of the Board be an Independent Director according to the definition set forth in the NASDAQ listing standards.

On May 8, 2015, Perry Ellis received written notice (the “Nomination Notice”) from Legion Partners Holdings, LLC, a Delaware limited liability company (“Legion”), expressing its intention to nominate three (3) nominees, Mr. Robert L. Mettler, Mr. Darrell Ross and Mr. Joshua E. Schechter (the “Legion Nominees”), for election as directors to the Perry Ellis Board at the 2015 Annual Meeting. In addition, on May 15, 2015, Legion, the Legion Nominees and the other participants in its solicitation (collectively, the “Legion Group”), filed their preliminary proxy statement with the SEC with respect to the 2015 Annual Meeting. Accordingly, while Perry Ellis does not know whether the Legion Group will, in fact, solicit proxies or nominate persons for election as directors of Perry Ellis at the 2015 Annual Meeting, Perry Ellis is filing the Perry Ellis Proxy Materials with the expectation that the Legion Group will conduct a solicitation in opposition to the nominees recommended by the Perry Ellis Board in connection with the 2015 Annual Meeting.

*    *    *    *    *    *

The undersigned hereby consents to the receipt of any comment letter or correspondence from the Staff of the SEC with respect to the Perry Ellis Proxy Materials via electronic mail. If the Staff of the SEC has any questions or comments regarding the Perry Ellis Proxy Materials being filed herewith or the 2015 Annual Meeting, please telephone the undersigned of Morgan, Lewis & Bockius LLP, or Kathleen Deutsch, Esq. of Broad and Cassel, each of whom is serving as legal counsel to Perry Ellis, at (202) 739-5947 and (561) 832-3300, respectively. Our e-mail addresses are kgottfried@morganlewis.com and kdeutsch@broadandcassel.com.

Very truly yours,

/S/ KEITH E. GOTTFRIED

Keith E. Gottfried

cc:	Cory Shade, Esq. (General Counsel) – Perry Ellis International, Inc.

Kathleen Deutsch, Esq. – Broad and Cassel